UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Common Stock—96.4% †	Number of Shares	Fair Value
Air Freight & Logistics—1.9%
United Parcel Service Inc.	430,000	$36,937

Application Software—1.5%
Intuit Inc.	450,000	29,543

Asset Management & Custody Banks—3.2%
State Street Corp.	1,060,000	62,636	(c)

Automotive Retail—0.4%
AutoZone Inc.	20,000	7,935	(a)

Biotechnology—4.3%
Amgen Inc.	310,000	31,778
Gilead Sciences Inc.	1,080,000	52,844	(a)
		84,622

Broadcasting—2.0%
Discovery Communications Inc.	570,000	39,638	(a)

Cable & Satellite—6.7%
Comcast Corp.	1,250,000	49,525
DIRECTV	40,000	2,264	(a)
Liberty Global Inc.	1,040,000	71,376	(a)
Sirius XM Radio Inc.	3,000,000	9,240
		132,405

Casinos & Gaming—0.6%
Las Vegas Sands Corp.	200,000	11,270

Communications Equipment—5.9%
Cisco Systems Inc.	1,250,000	26,138
Qualcomm Inc.	1,350,000	90,382
		116,520

Computer Hardware—3.3%
Apple Inc.	146,000	64,624

Computer Storage & Peripherals—0.6%
EMC Corp.	500,000	11,945	(a)

Data Processing & Outsourced Services—8.9%
Automatic Data Processing Inc.	225,000	14,630
Paychex Inc.	1,530,000	53,657
The Western Union Co.	2,180,000	32,787
Visa Inc.	440,000	74,729
		175,803

Diversified Financial Services—2.4%
JPMorgan Chase & Co.	1,000,000	47,460

Electronic Manufacturing Services—0.5%
Molex Inc.	410,000	9,889

Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	4,778	(a)

Fertilizers & Agricultural Chemicals—3.5%
Monsanto Co.	650,000	68,659

Healthcare Equipment—3.1%
Covidien PLC	900,000	61,056

Healthcare Services—4.0%
Express Scripts Holding Co.	1,360,000	78,404	(a)

Healthcare Supplies—0.5%
DENTSPLY International Inc.	220,000	9,333

Home Improvement Retail—3.1%
Lowe’s Companies Inc.	1,600,000	60,672

Industrial Gases—0.7%
Praxair Inc.	150,000	16,731

Industrial Machinery—3.8%
Dover Corp.	1,020,000	74,338

Integrated Oil & Gas—2.1%
Chevron Corp.	350,000	41,587

Internet Retail—1.2%
Amazon.com Inc.	100,000	26,649	(a)

Internet Software & Services—7.6%
Baidu Inc. ADR	550,000	48,235	(a)
eBay Inc.	1,450,000	78,619	(a)
Google Inc.	30,000	23,821	(a)
		150,675

Investment Banking & Brokerage—2.5%
The Charles Schwab Corp.		160,000	2,830
The Goldman Sachs Group Inc.		320,000	47,088
			49,918

Oil & Gas Equipment & Services—3.9%
Schlumberger Ltd.		1,040,000	77,886

Oil & Gas Exploration & Production—1.5%
Anadarko Petroleum Corp.		330,000	28,858

Pharmaceuticals—2.5%
Johnson & Johnson		500,000	40,765
Pfizer Inc.		300,000	8,658
			49,423

Reinsurance—0.6%
Alleghany Corp.		30,000	11,877	(a)

Research & Consulting Services—0.4%
Nielsen Holdings N.V.		220,000	7,880

Soft Drinks—4.2%
PepsiCo Inc.		1,050,000	83,065

Specialized Finance—3.7%
CME Group Inc.		1,200,000	73,668

Specialized REITs—1.9%
American Tower Corp.		480,000	36,922

Specialty Stores—1.1%
Dick’s Sporting Goods Inc.		475,000	22,468

Systems Software—2.1%
Microsoft Corp.		1,175,000	33,617
Oracle Corp.		250,000	8,085
			41,702

Total Common Stock
(Cost $1,258,168)			1,907,776

Short-Term Investments—3.4%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $54,005)			54,005	(b,d)

U.S. Treasuries—0.7%
0.01%	04/25/13		13,499	(b)
(Cost $13,499)

Total Short-Term Investments
(Cost $67,504)			67,504

Total Investments
(Cost $1,325,672)			1,975,280

Other Assets and Liabilities, net—0.2%			2,953

NET ASSETS—100.0%			$1,978,233

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(d)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2013.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities †
	Common Stock	$1,907,776	$—	$—	$1,907,776
	Short-Term Investments	54,005	13,499	—	67,504

	Total Investments in Securities	$1,961,781	$13,499	$—	$1,975,280

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Trusts	$1,325,745	$658,830	$(9,295)	$649,535

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2013